Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Operating lease agreements with commitments through 2014	$ 616,982
Rent expense	$ 827,479	$ 809,332